UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Ordinary Shares Class A ordinary shares CIK0001838821_ARYA Sciences Acquisition Corp IV	Ordinary Shares Class B ordinary shares CIK0001838821_ARYA Sciences Acquisition Corp IV	Ordinary Shares	Additional Paid-in Capital CIK0001838821_ARYA Sciences Acquisition Corp IV	Additional Paid-in Capital	Accumulated Deficit CIK0001838821_ARYA Sciences Acquisition Corp IV	Accumulated Deficit	CIK0001838821_ARYA Sciences Acquisition Corp IV	Total
Beginning Balance at Dec. 31, 2021	$ 50	$ 374		$ 0		$ (10,295,731)		$ (10,295,307)
Beginning balance (in shares) at Dec. 31, 2021	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0		587,356		587,356
Net income	0	0		0		1,067,484		1,067,484
Ending Balance at Dec. 31, 2022	$ 50	$ 374		0		(8,640,891)		(8,640,467)
Ending balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0		(1,548,845)		(1,548,845)
Net income	0	0		0		160,249		160,249
Ending Balance at Mar. 31, 2023	$ 50	$ 374		0		(10,029,487)		(10,029,063)
Ending balance (in shares) at Mar. 31, 2023	499,000	3,737,500
Beginning Balance at Dec. 31, 2022	$ 50	$ 374		0		(8,640,891)		(8,640,467)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Net income								541,762
Ending Balance at Jun. 30, 2023	$ 50	$ 374		0		(10,248,339)		(10,247,915)
Ending balance (in shares) at Jun. 30, 2023	499,000	3,737,500
Beginning Balance at Dec. 31, 2022	$ 50	$ 374		0		(8,640,891)		(8,640,467)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Beginning Balance at Dec. 31, 2022	$ 50	$ 374		0		(8,640,891)		(8,640,467)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0		(4,018,937)		(4,018,937)
Net income	0	0		0		(2,133,335)		(2,133,335)
Ending Balance at Dec. 31, 2023	$ 50	$ 374	$ 0	0	$ 0	(14,793,163)	$ (5,000)	(14,792,739)	$ (5,000)
Ending balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Beginning Balance at Mar. 31, 2023	$ 50	$ 374		0		(10,029,487)		(10,029,063)
Beginning balance (in shares) at Mar. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0		(600,365)		(600,365)
Net income	0	0		0		381,513		381,513
Ending Balance at Jun. 30, 2023	$ 50	$ 374		0		(10,248,339)		(10,247,915)
Ending balance (in shares) at Jun. 30, 2023	499,000	3,737,500
Beginning Balance at Dec. 18, 2023			0		0
Increase (Decrease) in Stockholders' Equity
Net income			0		0		(5,000)		(5,000)
Ending Balance at Dec. 31, 2023	$ 50	$ 374	0	0	0	(14,793,163)	(5,000)	(14,792,739)	(5,000)
Ending balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Subscription Agreement Expense	$ 0	$ 0		1,420,405		0		1,420,405
Adjustment of accretion of Class A ordinary shares subject to possible redemption	0	0		(902,751)		0		(902,751)
Net income	0	0		0		(245,847)	(1,420,405)	(245,847)	(1,420,405)
Ending Balance at Mar. 31, 2024	$ 50	$ 374		517,654	1,420,405	(15,039,010)	(1,425,405)	(14,520,932)	(5,000)
Ending balance (in shares) at Mar. 31, 2024	499,000	3,737,500
Beginning Balance at Dec. 31, 2023	$ 50	$ 374	$ 0	0	0	(14,793,163)	(5,000)	(14,792,739)	(5,000)
Beginning balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Net income								1,576,744	(2,134,199)
Ending Balance at Jun. 30, 2024	$ 50	$ 374		412,421	2,134,199	(13,216,419)	(2,139,199)	(12,803,574)	(5,000)
Ending balance (in shares) at Jun. 30, 2024	499,000	3,737,500
Beginning Balance at Mar. 31, 2024	$ 50	$ 374		517,654	1,420,405	(15,039,010)	(1,425,405)	(14,520,932)	(5,000)
Beginning balance (in shares) at Mar. 31, 2024	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Subscription Agreement Expense	$ 0	$ 0		713,794		0		713,794
Adjustment of accretion of Class A ordinary shares subject to possible redemption	0	0		(819,027)		0		(819,027)
Net income	0	0		0		1,822,591	(713,794)	1,822,591	(713,794)
Ending Balance at Jun. 30, 2024	$ 50	$ 374		$ 412,421	$ 2,134,199	$ (13,216,419)	$ (2,139,199)	$ (12,803,574)	$ (5,000)
Ending balance (in shares) at Jun. 30, 2024	499,000	3,737,500